Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2014
Restricted Cash
Schedule of restricted cash	Restricted cash is comprised of the following (in thousands):
	As of June 30, 2014	As of December 31, 2013
Retention account	$2,820	$2,841
Restricted deposits	55,581	11,876
Total	$58,401	$14,717